Note 18 - Concentration of Risk in Customer and Supplier Relationships (Details) - Percentages of Sales to Largest Customers (Sales Revenue, Goods, Net [Member], Customer Concentration Risk [Member])	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Sustainable Environmental Enterprises [Member]
Concentration Risk [Line Items]
Percentage of sales	1.60%	28.30%	52.80%	7.50%
Lennox International Inc. [Member]
Concentration Risk [Line Items]
Percentage of sales			2.50%	30.10%
Lowe's Companies, Inc. [Member]
Concentration Risk [Line Items]
Percentage of sales			6.90%	7.70%
Lennar Corporation [Member]
Concentration Risk [Line Items]
Percentage of sales			0.00%	8.80%